Preferred Stock	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Preferred Stock
(11)	Preferred Stock

Series A Convertible Preferred Stock

At the Closing Date, we issued 4,015,002 shares of Series A Convertible Preferred Stock for $40,150.

As of September 30, 2023, the Company is authorized to issue up to 10,000,000 shares of preferred stock with 5,984,998 shares available for issuance. The original issue price of the Series A Convertible Preferred Stock was $10.00. The Series A Convertible Preferred Stock accrues cumulative dividends at the rate of 8.00% per annum on the original issue price. As of September 30, 2023, total undeclared cumulative dividends were $458. We have not recorded the undeclared dividends in our condensed consolidated financial statements.

All shares of Series A Convertible Preferred Stock had the following rights:

(i)Conversion

(a)	Optional Conversion

The Series A Convertible Preferred Stock are convertible at any time at the option of the holder thereof into the number of shares of our Common Stock determined by the quotient of (i) the sum of $10.00 (as adjusted for any stock dividend, stock split, reverse stock split, combination or similar event affecting the Series A Convertible Preferred Stock) (the “Liquidation Preference”) and, if we have not elected to otherwise pay the accrued Annual Dividends (as defined below) in cash to the holder, the accrued Annual Dividends on such shares as of the date of conversion, divided by (ii) the Conversion Price (as defined in our Certificate of Designations, Preferences, and Rights of Series A Convertible Preferred Stock (the "Certificate of Designations")) of such shares in effect at the time of conversion.

(b)	Automatic Conversion

On the four-year anniversary of the Closing, all then outstanding shares of Series A Convertible Preferred Stock shall automatically convert into the number of shares of our Common Stock equal to the quotient of (i) the sum of the Liquidation Preference and if we had not elected to otherwise pay the accrued Annual Dividends in cash to the holder, the accrued Annual Dividends on such shares as of the date of conversion, divided by (ii) the Conversion Price of such shares in effect at the time of conversion.

(ii)Voting Rights

Holders of the Series A Convertible Preferred Stock are entitled to vote with the holders of our Common Stock on all matters submitted to a vote of our stockholders, except as otherwise provided in the Certificate of Designations or as required by applicable law, voting together with the holders of our Common Stock as a single class. Each holder is entitled to a number of votes in respect of the shares of Series A Convertible Preferred Stock owned as of the record date by it, or if no such record date is established, as of the date such vote is taken or any written consent of stockholders is solicited, equal to the quotient of (i) $10.00 divided by (ii) the Minimum Price (as defined in Nasdaq Listing Rule 5635(d)) of our Common Stock as determined at Closing.

As long as any shares of Series A Convertible Preferred Stock are outstanding, we shall not, without the affirmative vote of the Holders of a majority of the then-outstanding shares of the Series A Convertible Preferred Stock, (i) amend, alter, repeal or otherwise modify any provision of our certificate of incorporation or the Certificate of Designations in a manner that would alter or change the terms or the powers, preferences, rights or privileges of the Series A Convertible Preferred Stock as to affect them adversely; (ii) authorize, create, increase the authorized amount of, or issue any class or series of capital stock senior to the Series A Convertible Preferred Stock; (iii) increase the authorized number of shares of Series A Convertible Preferred Stock or enter into any agreement with respect to the foregoing.

(iii)Dividends

Holders of the Series A Convertible Preferred Stock are entitled to participate equally in any dividends declared to holders of Common Stock. In addition, each holder of the Series A Convertible Preferred Stock is entitled to receive cumulative annual dividends that accrue and accumulate on a daily basis at a rate per annum (calculated on the basis of an actual 365- or 366-day year, as applicable) equal to 8.00% of the original issue price of $10.00 per share (the "Annual Dividends”). The Annual Dividends will be either paid in cash, paid by issuing fully paid and nonassessable shares of Common Stock, or a combination thereof when, as and if authorized and declared by our Board. Upon conversion or a change of control, any unpaid Annual Dividends will be paid to the holders, either in the form of common stock upon a conversion, or in cash upon a change of control. So long as any shares of Series A Convertible Preferred Stock remain outstanding, unless all Annual Dividends on all outstanding shares of Series A Convertible Preferred Stock have been declared and paid in cash, we will be prohibited from declaring any dividends on, or making any distributions relating to, other classes of our capital stock ranking junior to the Series A Convertible Preferred Stock, subject to certain exceptions.

(iv)Anti-dilution Provisions

The initial Conversion Price of $10.00 is subject to customary adjustments in the case of certain distributions to holders of our Common Stock payable in shares of our Common Stock, subdivisions, splits or combinations of the shares of our Common Stock and distributions to all holders of shares of our Common Stock of any convertible securities or options or any other assets for which there is no corresponding distribution in respect of the Series A Convertible Preferred Stock.

The Conversion Price will automatically reset upon each of February 10, 2025, and July 10, 2027, the eighteen-month and forty-seven-month anniversaries of the Closing Date, to be equal to the lowest of:

(i)	Initial Conversion Price, subject to adjustments for stock dividends and distributions or other distributions made to common stockholders for which there is no corresponding distribution for Preferred Stock,
(ii)	the then-current Conversion Price, and
(iii)	the higher of 1) the Floor Price ($2.10 per share) or 2) the trailing ten-Trading Day VWAP of the Common Stock determined as of the date of such reset.

(iv)Liquidation Preferences

The terms of the Series A Convertible Preferred Stock provide for liquidation preferences in the event of a change in control, liquidation, dissolution, or certain other fundamental transactions of the Company (a “Liquidation Event”), none of which were deemed probable as of September 30, 2023. The Liquidation Preferences of $10.00 per share, plus all unpaid dividends, are payable prior to payment to any class of capital stock that is junior to the Series A Convertible Preferred Stock.

If the assets of the Company or the consideration received in such Liquidation Event are insufficient to make payment of the full Liquidation Preferences to all holders of Series A Convertible Preferred Stock, then such assets will be distributed ratably to the holders of Series A Convertible Preferred Stock in proportion to the full amounts to which they would otherwise have been entitled. After payment of the aforementioned Liquidation Preferences, any remaining proceeds from a Liquidation Event will be distributed to all classes of capital stock that are junior to the Series A Convertible Preferred Stock pro rata on an as-if converted basis.

Legacy TriSalus Preferred Stock

Since inception, we have issued various series of preferred stock as described below. As described in Note 3, all of the Legacy TriSalus Preferred Stock was converted to Legacy TriSalus Common Stock immediately prior to the Merger and, upon consummation of the Merger, were exchanged for shares of our Common Stock. In accordance with the terms of the Legacy TriSalus Preferred Stock, upon an acquisition of the Company, the proceeds would be used to first pay the liquidation preferences on the preferred stock prior to payment to common stockholders. We have determined this is an in-substance redemption feature since holders of preferred stock represent a majority of our Board and control a majority of the stockholder vote on an as-if-converted basis. Thus, a decision to pursue an acquisition or accept the terms of an acquisition — and thereby redeem the convertible preferred stock — was deemed to be outside of our control. As a result, the Legacy TriSalus Preferred Stock has been classified as temporary equity in the accompanying Condensed Consolidated Balance Sheets. We have not adjusted the carrying values of the convertible preferred stock to the respective liquidation preferences of such shares as the instruments were not currently redeemable and we believed it was not probable that the instruments would become redeemable.

Convertible preferred stock at September 30, 2023, August 10, 2023, and December 31, 2022, is as follows:

	September 30,	August 10,	December 31,
Series	2023	2023	2022
Series A-1 preferred stock, $0.001 par value per share. Issued, and outstanding 0 and 131,797 shares at September 30, 2023, and December 31, 2022, respectively	$—	$6,065	$6,065
Series A-2 preferred stock, $0.001 par value per share. Issued, and outstanding 0 and 576,126 shares at September 30, 2023, and December 31, 2022, respectively	—	8,976	8,976
Series A-3 preferred stock, $0.001 par value per share. Issued, and outstanding 0 and 612,822 shares at September 30, 2023, and December 31, 2022, respectively	—	10,611	10,611
Series A-4 preferred stock, $0.001 par value per share. Issued, and outstanding 0 and 127,787 shares at September 30, 2023, and December 31, 2022, respectively	—	1,993	1,993
Series A-5 preferred stock, $0.001 par value per share. Issued and outstanding 0 shares at September 30, 2023;authorized 734,533, issued and outstanding 730,320 and December 31, 2022	—	12,858	12,858
Series A-6 preferred stock, $0.001 par value per share. Issued and outstanding 0 shares at September 30, 2023; authorized 805,848, issued and outstanding 800,657 at December 31, 2022	—	15,476	15,476
Series B preferred stock, $0.001 par value per share. Issued and outstanding 0 shares at September 30, 2023; authorized 7,021,678, issued and outstanding 6,984,971 at December 31, 2022, respectively	—	84,637	84,528
Series B-1 preferred stock, $0.001 par value per share. Issued, and outstanding 0 shares at September 30, 2023, authorized, issued and outstanding 1,659,672 at and December 31, 2022	—	23,500	23,499
Series B-2 preferred stock, $0.001 par value per share. Issued and outstanding 0 and 706,243 shares at September 30, 2023, and December 31, 2022, respectively	—	—	—
Series B-3 preferred stock, $0.001 par value per share. Issued and outstanding 0 and 0 shares at September 30, 2023, and December 31, 2022, respectively	—	39,858	—
Total convertible preferred stock	$—	$203,974	$164,006

The following table summarizes activity in convertible preferred stock in the nine months ended September 30, 2023, and 2022.

	Balance at		Retirements /	Balance at
Series	December 31, 2022	Issuances	Conversions	September 30, 2023
Series A-1	$6,065	$—	$(6,065)	$—
Series A-2	8,976	—	(8,976)	—
Series A-3	10,611	—	(10,611)	—
Series A-4	1,993	—	(1,993)	—
Series A-5	12,858	—	(12,858)	—
Series A-6	15,476	—	(15,476)	—
Series B	84,528	109	(84,637)	—
Series B-1	23,499	1	(23,500)	—
Series B-2	—	—	—	—
Series B-3	—	39,858	(39,858)	—
Total convertible preferred stock	$164,006	$39,968	$(203,974)	$—

	Balance at		Balance at
Series	December 31, 2021	Issuances	September 30, 2022
Series A-1	$6,065	$—	$6,065
Series A-2	8,976	—	8,976
Series A-3	10,611	—	10,611
Series A-4	1,993	—	1,993
Series A-5	12,858	—	12,858
Series A-6	15,476	—	15,476
Series B	84,528	—	84,528
Series B-1	20,000	3,499	23,499
Total convertible preferred stock	$160,507	$3,499	$164,006

Warrants to purchase convertible preferred stock at September 30, 2023, and December 31, 2022, are as follows:

	September 30,	December 31,
Series	2023	2022
Series A-5 preferred stock, $17.81 exercise price	—	4,213
Series A-6 preferred stock, $20.23 exercise price	—	5,190
Series B preferred stock, $0.41 exercise price	—	36,707
Series B-3 preferred stock, $2.03 exercise price	—	2,824,974
Total warrants	—	2,871,084

The following table summarizes activity in warrants to purchase preferred stock in the nine months ended September 30, 2023. There was no activity in the nine months ended September 30, 2022.

	Balance at			Retirements /	Balance at
Series	December 31, 2022	Exercises	Issuances	Conversions	September 30, 2023
Series A-5	4,213	—	—	(4,213)	—
Series A-6	5,190	—	—	(5,190)	—
Series B	36,707	(11,123)	—	(25,584)	—
Series B-3	2,824,974	(4,771,642)	2,595,777	(649,109)	—

The Series A-5 and A-6 warrants were retired at the Closing Date as they were out-of-the money. The Series B and B-3 warrants were net-converted to shares of Legacy TriSalus Common Stock, then exchanged for shares of our Common Stock at the Closing Date.

The rights associated with the Legacy TriSalus Preferred Stock are described in our December 31, 2022, financial statements included in MTAC’s definitive proxy statement filed with the SEC on July 18, 2023.

October 2022 Financing

In early October 2022, we sold 706,243 shares of Series B-2 preferred stock in a private financing, primarily to existing stockholders, at a price of $14.16 per share, raising approximately $9,755 in net proceeds (the “B-2 Preferred Stock Financing”). For each share sold, we also issued a warrant to purchase four shares of Series B-3 preferred stock (with total warrants issued being for 2,824,974 shares of Series B-3 preferred stock) with a strike price of $2.03 per share. The B-2 Preferred Stock Financing included, at our audit committee’s option, a second tranche for the sale of up to 518,854 shares of Series B-2 preferred stock for $7,347 (which could be increased up to $10,000 through the sale of additional shares), with each such share of Series B-2 preferred stock accompanied by a warrant to purchase four shares of Series B-3 preferred stock at a strike price of $2.03 per share, for a total of 2,075,417 shares of Series B-3 preferred stock, and a third tranche, at the election of investors who participated in the second tranche, for the sale of up to 306,053 shares of Series B-2 preferred stock for $4,334 (which could be increased up to an aggregate of 353,121 shares of Series B-2 preferred stock for approximately $5,000 through the sale of additional shares of Series B-2 preferred stock), with each such share of Series B-2 preferred stock accompanied by a warrant to purchase eight shares of Series B-3 preferred stock at a strike price of $2.03 per share, for a total of 2,448,428 shares of Series B-3 preferred stock. Investors can elect to not participate in the second tranche, and thereby give up their rights to participate in the third tranche, but such election would cause all of their shares of Series B-2 preferred stock and Series B-3 preferred stock to immediately convert to common stock and any warrants to purchase Series B-3 preferred stock to convert to warrants to purchase common stock.

As a result of the issuance of the Series B-2 preferred stock, accompanying warrants to purchase Series B-3 preferred stock, and the second and third tranche rights and obligations, the anti-dilution feature of all prior issued preferred stock series was triggered. In accordance with the anti-dilution rights in the Company’s certificate of incorporation, and in connection with the initial closing of the B-2 Preferred Stock Financing, the conversion prices of the Company’s preferred stock (i) were adjusted to $1.06 for Series A-1 preferred stock, $0.33 for Series A-2 preferred stock, $0.37 for Series A-3 preferred stock, $0.34 for Series A-4 preferred stock, $0.37 for Series A-5 preferred stock, $0.42 for Series A-6 preferred stock, $0.26 for Series B preferred stock, and $0.30 for Series B-1 preferred stock and (ii) set to $0.35 for Series B-2 preferred stock and $0.05 for Series B-3 preferred stock, which correlate to approximate (in each case rounded to three decimals) exchange ratios of 1.155 to 1 for Series A-1 preferred stock, 1.173 to 1 for Series A-2 preferred stock, 1.162 to 1 for Series A-3 preferred stock, 1.165 to 1 for Series A-4 preferred stock, 1.189 to 1 for Series A-5 preferred stock, 1.190 to 1 for Series A-6 preferred stock, 1.154 to 1 for Series B preferred stock, 1.167 to 1 for Series B-1 preferred stock, 1 to 1 for Series B-2 preferred stock and 1 to 1 for Series B-3 preferred stock.

We offered the Series B-2 preferred stock to all of our existing preferred stockholders (representing approximately 99.2% of our then-outstanding shares on an as-converted to common stock basis) to continue to fund our operations through the expected period for completing the Business Combination (see Note 11), including expenses expected to be incurred in connection with the Business Combination and readying ourselves to be a public company. Board members, executives and other employees who participated in the B-2 Preferred Stock Financing did so under the same terms as other holders who do not provide services. As such, the Company concluded the B-2 Preferred Stock Financing was not compensatory and is not within the scope of ASC Topic 718, Compensation — Stock Compensation.

The warrants to purchase Series B-3 preferred stock (“Series B-3 Warrants”) represent freestanding financial instruments that should be recognized as a liability as we are required to deliver puttable shares upon exercise of the warrants, which may be ultimately settled for cash due to the in-substance redemption feature, as described above. Similarly, the combined rights and obligations for the second and third tranches for Series B-2 preferred stock (“Series B-2 Tranche Liability”) represents a freestanding financial instrument that should be classified as a liability under ASC 480 as, (i) the decision to exercise the tranche is outside of our control, as holders of Series B-2 preferred stock represent a majority of our Audit Committee (which, pursuant to the financing agreements for the B-2 Preferred Stock Financing determines whether to call the second tranche), and (ii) the Company is required to deliver puttable shares upon execution of the tranches rights and obligations, which may be ultimately settled in cash. Both the Series B-3 Warrants and the Series B-2 Tranche Liability are classified as liabilities and are presented on the accompanying Condensed Consolidated Balance Sheets at their estimated fair values at each reporting date and immediately prior to settlement with the resulting change in fair value recognized in earnings.

2023 Financing

In January through September 2023, holders of warrants to purchase 4,771,642 shares of Series B-3 preferred stock exercised their purchase rights, for proceeds of approximately $9,630. In addition, $25,409 of warrant liabilities was transferred to Series B-3 preferred stock. Also, holders of warrants to purchase 11,123 shares of Series B preferred stock exercised their purchase rights, for proceeds of $4, plus the transfer of warrant liabilities of $106 to Series B preferred stock.

In March 2023, we effectuated closings (“Second Tranche Closings”) of a portion of the second tranche of the B-2 Preferred Stock Financing whereby (i) 207,541 shares of Series B-2 preferred stock and accompanying warrants to purchase 830,167 shares of Series B-3 preferred stock, representing 40% of the shares committed in the second tranche, were sold for an aggregate purchase price of approximately $2,932, net of execution costs, and (ii) 17,656 shares of Series B-2 preferred stock and accompanying warrants to purchase 70,624 shares of Series B-3 preferred stock, none of which were shares committed in the second tranche, were sold for an aggregate purchase price of $250. As a result of the closings of a portion of the second tranche of the B-2 Preferred Stock Financing described above, in accordance with the anti-dilution rights in the Company’s certificate of incorporation, the conversion prices of the Company’s preferred stock were adjusted. The conversion prices were further adjusted as a result of the June 2023 exercise of a portion of the second tranche of the B-2 Preferred Stock Financing described below, which represent the conversion prices in effect on the Closing Date.

In May 2023, we amended the Series B-2 preferred stock agreement and warrant agreement to purchase Series B-3 preferred stock to extend the expiration date for the second tranche from February 28, 2023, to May 31, 2023.

In June 2023, we effectuated closings of a portion of the second tranche of the B-2 Preferred Stock Financing whereby (i) 257,779 shares of Series B-2 preferred stock and accompanying warrants to purchase 1,031,116 shares of Series B-3 preferred stock, representing approximately 49.7% of the shares committed in the second tranche, were sold for an aggregate purchase price of approximately $3,650, and (ii) 165,967 shares of Series B-2 preferred stock and accompanying warrants to purchase 663,868 shares of Series B-3 preferred stock, none of which were shares committed in the second tranche, were sold for an aggregate purchase price of $2,350. As a result of the closings of a portion of the second tranche of the B-2 Preferred Stock Financing described above, in accordance with the anti-dilution rights in the Company’s certificate of incorporation, the conversion prices of the Company’s preferred stock (i) were adjusted to $38.84 for Series A-1 preferred stock, $12.14 for Series A-2 preferred stock, $13.36 for Series A-3 preferred stock, $12.55 for Series A-4 preferred stock, $13.36 for Series A-5 preferred stock, $14.97 for Series A-6 preferred stock, $9.71 for Series B preferred stock, and $10.93 for Series B-1 preferred stock and (ii) remained the same for Series B-2 preferred stock $14.16 and Series B-3 preferred stock $2.03, which correlate to approximate (in each case rounded to three decimals) exchange ratios of 1.275 to 1 for Series A-1 preferred stock, 1.290 to 1 for Series A-2 preferred stock, 1.303 to 1 for Series A-3 preferred stock, 1.277 to 1 for Series A-4 preferred stock, 1.333 to 1 for Series A-5 preferred stock, 1.351 to 1 for Series A-6 preferred stock, 1.250 to 1 for Series B preferred stock, 1.296 to 1 for Series B-1 preferred stock, 1 to 1 for Series B-2 preferred stock and 1 to 1 for Series B-3 preferred stock. These conversion prices remained in effect at the Closing Date. Any portion of the Series B-3 Warrants that remained unexercised at the time the Business Combination is consummated were automatically net settled for shares of Legacy TriSalus Common Stock immediately prior to the closing of the Business Combination (see Note 3) and exchanged into shares of our Common Stock at the Closing Date.

The fair value of the Series B-3 Warrants as of December 31, 2022, was determined using a probability-weighted expected outcome model whereby the following two scenarios were probability-weighted based on the Company’s expectation of each occurring: (1) a status quo scenario whereby the Company would continue as a private company and (2) a scenario where the Business Combination would close. The fair value of the Series B-3 Warrants as of August 10, 2023, was determined solely using the scenario where the Business Combination would close. Under the status quo scenario, the Series B-3 Warrants, including warrants to be issued under the second and third tranches, were valued using the Black-Scholes model. The fair value of the Series B-2 Tranche Liability was determined using a Binomial Tranche Model. Both models incorporated the following significant assumptions for the respective valuation dates:

December 31,
2022
Series B-2 preferred stock fair value per share	$14.97
Series B-2 preferred stock exercise price per share	$14.16
Series B-3 preferred stock fair value per share	$3.24
Series B-3 Warrants exercise price per share	$2.03
Volatility	50.0% – 65.0%
Risk free rate	4.0% – 4.7%
Series B-2 Tranche Liability expected term	0.2 – 0.4 years
Series B-3 Warrants expected term	5.8 – 6.0 years
Expected dividends	—

The fair value of the underlying shares of Series B-2 preferred stock and the Series B-3 Warrants used in these models were derived from estimates of the Company’s equity fair value using the Guideline Public Company Method, specifically revenue multiples of comparable public companies were multiplied by the Company’s forecasted 2023 and 2024 revenue. The valuation of Series B-3 Warrants under the Business Combination scenario incorporates an estimate of the fair value of the underlying Series B-3 preferred stock upon the close of the Business Combination of $9.31 and $10.93 per share, as of August 10, 2023, and December 31, 2022, respectively, which is based upon the enterprise value stated in the Merger Agreement of $220,000 allocated to all outstanding shares of preferred stock, warrants to purchase preferred stock, and common stock on an as-if converted basis, and for the December 31, 2022 valuation, discounted at 30% from the expected Business Combination Closing Date. The Business Combination scenario as of August 10, 2023, and December 31, 2022, assumed there would be no additional exercises of the second and third tranches, and thus no value was assigned to the outstanding tranche rights and obligations, as the Company would not exercise its right to call the remaining second tranche.

The fair value of the Series B-3 Warrant Liabilities at issuance resulting from the completion of the Second Tranche Closings was estimated at $14,701. The excess of the warrant liability’s fair value compared to the proceeds received in the Second Tranche Closings resulted in a charge to loss on equity issuance in the Condensed Consolidated statements of operations of $4,171 for the nine months ended September 30, 2023.